Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Variables Used in Black-Scholes Option Pricing Model to Determine Estimated Grant Date Fair Value for Options Granted

The following are the variables we used in the Black-Scholes option pricing model to determine the estimated grant date fair value for options granted under our incentive plans for each of the years presented:

	2012	2011	2010
Expected volatility	76% - 87%	74% - 88%	88%
Weighted-average volatility	80%	81%	88%
Expected dividends	— %	— %	— %
Expected term (in years)	5.0 - 6.6	5.0 - 6.7	5.0
Risk-free rate	0.57% - 1.26%	1.17% - 2.24%	1.25% - 2.38%

Summary of Options Activity Under Incentive Plans

The table below presents a summary of our option activity as of December 31, 2012 and changes during the year then ended:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Yrs)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	1,902,120	$2.80
Granted	1,431,500	1.19
Exercised	—	—
Forfeited or expired	(1,508,300)	2.38

Outstanding at December 31, 2012	1,825,320	$1.88	5.4	$—

Exercisable at December 31, 2012	508,350	$2.93	3.0	$—